UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G


ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X1     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
January 1, 2014 to December 31, 2014


Date of Report (Date of earliest event reported): February 17, 2015

AUTOMOTIVE RENTALS, INC.

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001541665


       Brian K. Horwith, Treasurer, (856) 778-1500
      (Name and telephone number, including area code, of the person to contact in connection with this filing)




Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) x2


___________________________

1 Automotive Rentals, Inc., as securitizer, is filing this Form ABS-15G in respect of all outstanding asset-backed securities sponsored by it and held by non-affiliates during the reporting period in the auto lease asset class, including asset-backed securities privately issued by (i) ARI Fleet Funding 2 LLC, (ii) ARI Fleet Funding 3 LLC, (iii) ARI Fleet Funding 4 LLC,
(iv) ARI Fleet
Funding 5, LLC, (v) ARI Funding 3 LLC, (vi) ARI Funding 4 LLC,
(vii) ARI Funding
6 LLC, (viii) ARI Funding 8 LLC, (ix) ARI Funding 9 LLC,
(x) ARI Funding 11 LLC,
and (xi) ARI Receivables Funding LLC, as affiliated depositors.
2 The securitizer has attempted to gather the information required by Rule
15Ga-1 and this Form ABS-15G by, among other things,
(i) identifying
asset-backed securities transactions within the scope of Rule 15Ga-1 for which it is a securitizer (Covered Transactions),
(ii) reviewing its records for
demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets
(Reportable Information), (iii) identifying each third-party sponsor, trustee and servicer for the Covered Transactions
(collectively, Demand Entities), and
(iv) requesting from Demand Entities all Reportable
Information within their
possession. Although no Reportable Information was identified, the securitizer cannot be certain that it obtained all applicable
Reportable Information because
some Demand Entities may not have provided complete
Reportable Information.

INFORMATION AND WARRANTY INFORMATION

Representation and Warranty Information
Item 1.02   Periodic Filing of Rule 15Ga-1
Representations and Warranties
Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Automotive Rentals, Inc.
has indicated by
check mark that there is no activity to report for the calendar year ended
December 31, 2014.

SIGNATURES
Pursuant to the requirements of the Securities
Exchange Act of 1934, the
reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AUTOMOTIVE RENTALS, INC.
(Securitizer)


By:  /s/ Brian K. Horwith
Name:   Brian K. Horwith
Title:     Treasurer

Date:  February 17, 2015





















12170542v1